Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party balances and transactions
Aeronautical/Commercial revenue	$ 4,072	$ 7,187	$ 7,507
Fees	(6,791)	(8,256)	(6,056)
Interest accruals	712	654	(320)
Acquisition of goods and services	(11,516)	(19,002)	(23,909)
Others	$ (4,262)	$ (4,449)	$ (954)